Basis of Preparation and Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Basis of Preparation and Significant Accounting Policies (Details) [Line Items]
Leases amount (in Dollars)	$ 5,000
Office spaces	5 years
Top of range [member]
Basis of Preparation and Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	3 years
Bottom of range [member]
Basis of Preparation and Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years